SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 6,813	$ 8,602
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	2,443	3,826
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	0	0
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 4,370	$ 4,776